Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Bird Rides [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies
Note 11 – Commitments and Contingencies
Operating Leases
As of September 30, 2021, the Company had operating lease agreements for its facilities in various locations throughout the United States, as well as around the world. The terms of the lease agreements provide for fixed rental payments on a gradually increasing basis over the term of the lease. For its primary operating leases, the Company can, after the initial lease term, renew its leases under right of first offer terms at fair value at the time of renewal. The Company’s primary operating leases also include termination options. The Company is not reasonably certain to exercise its renewal or termination options.
The Company did not enter into any material new leases during the nine months ending September 30, 2021. Refer to the audited annual financial statements for more information on operating leases.
Purchase Commitments
The Company has commitments related to vehicles. These amounts are determined based on the non-cancelable quantities or termination amounts to which the Company is contractually obligated. As of September 30, 2021, the Company has future minimum payments for purchase commitments related to vehicles of
 $
23.5

million due through March 2022.
Litigation and Indemnifications
The Company is from time to time involved in legal proceedings, claims, and regulatory matters, indirect tax examinations or government inquiries and investigations that may arise in the ordinary course of business. Certain of these matters include speculative claims for substantial or indeterminate amounts of damages. The Company records a liability when the Company believes that it is both probable that a loss has been incurred and the amount can be reasonably estimated. If the Company determines that a loss is reasonably probable and the loss or range of loss can be estimated, the Company discloses the possible loss in its consolidated financial statements.
The Company reviews the developments in contingencies that could affect the amount of the provisions that have been previously recorded. The Company adjusts provisions and changes to disclosures accordingly to reflect the impact of negotiations, settlements, rulings, advice of legal counsel, and updated information. Significant judgment is required to determine both the probability and the estimated amount of loss.
The Company is not a party to any outstanding material litigation and management is not currently aware of any legal proceedings that, individually or in the aggregate, are deemed to be material to the Company’s financial condition or results of operations, other than certain consolidated proceedings alleging that individuals who previously provided services as mechanics and chargers were misclassified as independent contractors in violation of the California Labor Code and wage laws. However, the outcome of litigation, indirect tax examinations and investigations are inherently uncertain. Therefore, if one or more of these matters were resolved against the Company for amounts in excess of management’s expectations, the Company’s results of operations and financial condition, including in a reporting period in which any such outcome becomes probable and estimable, could be materially adversely affected.

Note 13 — Commitments and Contingencies
Operating Leases
As of December 31, 2020, the Company had operating lease agreements for its facilities in various locations throughout the U.S., as well as around the world, which expire at various dates through 2025. The terms of the lease agreements provide for fixed rental payments on a gradually increasing basis over the term of the lease. Lease terms for the Company’s operating leases are between one month and 7 years. For its primary operating leases, the Company can, after the initial lease term, renew its leases under right of first offer terms at fair value at the time of renewal. The Company’s primary operating leases also include termination options. The Company is not reasonably certain to exercise its renewal and termination options.
Future minimum lease payments under the Company’s operating lease agreements with initial or remaining noncancelable lease terms in excess of one year as of December 31, 2020 were as follows (in thousands):

Year Ending December 31,	Future Minimum Lease Payments
2021	$4,886
2022	4,298
2023	3,148
2024	1,348
2025	46
Thereafter	—

Total future lease payments	$13,726

The table above does not reflect the Company’s option to exercise early termination rights or the payment of related early termination fees. Lease incentives reduce lease payments in the table above in the period in which they are expected to be received.
Rent expense, primarily for leased office space under the operating lease commitments, was $12.4 million and $13.9 million for the years ended December 31, 2020 and December 31, 2019, respectively.
Purchase Commitments
The Company has commitments related to vehicles, software, hosting services, and other items in the ordinary course of business with varying expiration terms through 2024. These amounts are determined based on the non-cancelable
quantities or termination amounts to which the Company is contractually obligated. As of December 31, 2020, the Company has future minimum payments for purchase commitments related to vehicles of $3.6 million. Vehicle purchase commitments generally have terms of 12 months or less.
The Company purchased $5.6 million and $0.4 million under these purchase commitments related to software and hosting services during the year ended December 31, 2020 and December 31, 2019, respectively. As of December 31, 2020, the Company has future minimum payments for purchase commitments related to software and hosting services as follows:

Year Ending December 31,	Future Minimum Payments
2021	$6,014
2022	6,238
2023	6,600
2024	7,260
2025	—

Total	$26,112

Debt Payments
The Company has commitments related to a credit agreement with Deutsche Bank AG (the “Lender” or “DB”) and Lucid Agency Services Limited as Administrative Agent. The Company has future minimum payments due by December 31, 2021 of $31.2 million on the debt principal.
Litigation and Indemnifications
The Company is occasionally involved in legal proceedings, claims, and regulatory, indirect tax examinations or government inquiries and investigations that may arise in the ordinary course of business. Certain of these matters include speculative claims for substantial or indeterminate amounts of damages. The Company records a liability when the Company believes that it is both probable that a loss has been incurred and the amount can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be estimated, the Company discloses the possible loss in the consolidated financial statements.
The Company reviews the developments in contingencies that could affect the amount of the provisions that have been previously recorded. The Company adjusts provisions and changes to disclosures accordingly to reflect the impact of negotiations, settlements, rulings, advice of legal counsel, and updated information. Significant judgment is required to determine both the probability and the estimated amount of loss.
The Company is not a party to any outstanding material litigation and management is currently not aware of any legal proceedings that, individually or in the aggregate, are deemed to be material to the Company’s financial condition or results of operations. However, the outcome of litigation, indirect tax examinations and investigations are inherently uncertain. Therefore, if one or more of these matters were resolved against the Company for amounts in excess of management’s expectations, the Company’s results of operations and financial condition, including in a reporting period in which any such outcome becomes probable and estimable, could be materially adversely affected.